UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-22255

EGA Emerging Global Shares Trust

(Exact name of registrant as specified in charter)

155 West 19th Street, Floor 3
New York, NY 10011

(Address of principal executive offices) (Zip code)

Robert C. Holderith

155 West 19th Street, Floor 3
New York, NY 10011

(Name and address of agent for service)

Registrant's telephone number, including area code:  1-888-800-4347

Date of fiscal year end:  March 31

Date of reporting period: June 30, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Schedule of Investments

EGShares Beyond BRICs ETF

June 30, 2015 (Unaudited)

Investments	Shares	Value
COMMON STOCKS - 99.6%
Bangladesh - 0.7%
GrameenPhone, Ltd.	445,281	$1,887,614
Chile - 3.4%
Banco de Chile	9,941,186	1,089,204
Banco Santander Chile	24,538,040	1,239,698
Empresa Nacional de Electricidad SA	1,329,128	1,840,013
Empresas Copec SA	148,349	1,574,885
Enersis SA	8,145,691	2,588,412
S.A.C.I. Falabella	187,708	1,310,989

Total Chile		9,643,201
Colombia - 0.5%
Ecopetrol SA	2,114,459	1,407,145
Czech Republic - 0.5%
CEZ AS	62,893	1,460,147
Indonesia - 7.6%
PT Astra International Tbk	8,397,475	4,456,189
PT Bank Central Asia Tbk	5,115,071	5,179,333
PT Bank Mandiri Persero Tbk	3,911,919	2,948,793
PT Bank Rakyat Indonesia Persero Tbk	4,533,278	3,519,177
PT Perusahaan Gas Negara Persero Tbk	4,262,198	1,379,440
PT Telekomunikasi Indonesia Persero Tbk	20,255,318	4,451,384

Total Indonesia		21,934,316
Malaysia - 13.3%
Axiata Group Bhd	1,760,400	2,986,101
CIMB Group Holdings Bhd	2,193,800	3,180,516
DiGi.Com Bhd	1,569,300	2,229,379
Genting Bhd	934,600	1,996,522
IHH Healthcare Bhd*	1,060,500	1,590,890
IOI Corp. Bhd	1,546,600	1,664,245
Malayan Banking Bhd	1,981,300	4,799,651
Maxis Bhd	1,105,800	1,866,935
Petronas Chemicals Group Bhd	1,209,700	2,026,320
Petronas Gas Bhd	329,900	1,858,912
Public Bank Bhd	1,265,920	6,280,950
Sime Darby Bhd	1,402,200	3,166,378
Tenaga Nasional Bhd	1,460,200	4,891,844

Total Malaysia		38,538,643
Mexico - 15.6%
Alfa SAB de CV Class A	906,892	1,735,681
America Movil SAB de CV Series L	9,444,575	10,088,242
Arca Continental SAB de CV	96,178	547,376
Cemex SAB de CV Series CPO*	3,962,711	3,639,280
Fomento Economico Mexicano SAB de CV Series UBD	696,742	6,215,356
Grupo Bimbo SAB de CV Series A*	677,633	1,755,986
Grupo Financiero Banorte SAB de CV Class O	735,832	4,044,329
Grupo Financiero Inbursa SAB de CV Class O	733,620	1,665,421
Grupo Mexico SAB de CV Series B	1,257,220	3,796,342
Grupo Televisa SAB Series CPO	847,829	6,598,095
Wal-Mart de Mexico SAB de CV	1,831,911	4,463,420

Total Mexico		44,549,528
Nigeria - 6.0%
Guaranty Trust Bank PLC	67,991,549	9,233,040
Zenith Bank PLC	83,404,931	8,072,121

Total Nigeria		17,305,161

Oman - 0.8%
Oman Telecommunications Co. SAOG	542,483	2,445,014
Philippines - 1.8%
Philippine Long Distance Telephone Co.	34,905	2,175,273
SM Investments Corp.	147,363	2,925,036

Total Philippines		5,100,309
Poland - 3.8%
Bank Pekao SA	52,037	2,489,845
Bank Zachodni WBK SA*	12,321	1,117,961
PGE SA	337,935	1,656,923
Powszechna Kasa Oszczednosci Bank Polski SA	345,369	2,857,796
Powszechny Zaklad Ubezpieczen SA	22,783	2,620,933

Total Poland		10,743,458
Qatar - 14.8%
Barwa Real Estate Co.	335,194	4,878,897
Gulf International Services QSC	165,859	3,644,001
Industries Qatar QSC	224,431	8,875,541
Masraf Al Rayan	691,006	8,824,381
Ooredoo QSC	237,237	5,668,278
Qatar Gas Transport Co., Ltd.	480,437	2,931,771
Vodafone Qatar QSC * # §	1,659,539	7,497,265

Total Qatar		42,320,134
South Africa - 16.9%
Anglo American Platinum, Ltd.*	22,802	515,150
Aspen Pharmacare Holdings, Ltd.*	83,892	2,488,198
Barclays Africa Group, Ltd.	84,597	1,275,324
FirstRand, Ltd.	836,131	3,673,045
Kumba Iron Ore, Ltd.	20,927	260,274
MTN Group, Ltd.	480,802	9,061,272
Naspers, Ltd. N Shares	60,416	9,432,417
Remgro, Ltd.	134,517	2,836,463
Sanlam, Ltd.	487,047	2,662,001
Sasol, Ltd.	151,607	5,620,741
Standard Bank Group, Ltd.	332,241	4,384,259
Steinhoff International Holdings, Ltd.	686,734	4,355,968
Vodacom Group, Ltd.	116,634	1,332,795

Total South Africa		47,897,907
Thailand - 6.3%
Advanced Info Service PCL NVDR	497,800	3,537,239
Bangkok Bank PCL NVDR	164,720	868,090
CP ALL PCL NVDR	1,735,300	2,376,208
Kasikornbank PCL NVDR	481,000	2,691,566
PTT Exploration & Production PCL NVDR	562,400	1,814,972
PTT PCL NVDR	374,100	3,976,311
Siam Commercial Bank PCL NVDR	649,200	2,988,871

Total Thailand		18,253,257
Turkey - 3.4%
Akbank TAS	851,433	2,463,085
KOC Holding AS	255,768	1,183,846
Turk Telekomunikasyon AS	212,052	558,032
Turkcell Iletisim Hizmetleri AS	317,486	1,463,588
Turkiye Garanti Bankasi AS	878,934	2,742,773
Turkiye Is Bankasi Class C	533,338	1,122,817

Total Turkey		9,534,141
United Arab Emirates - 2.7%
Abu Dhabi Commercial Bank PJSC	661,807	1,385,615
DP World, Ltd.	66,729	1,428,001
Emaar Properties PJSC	1,412,821	3,031,087
First Gulf Bank PJSC	435,681	1,803,006

See Notes to Schedules of Investments.

Schedule of Investments (continued)

EGShares Beyond BRICs ETF

June 30, 2015 (Unaudited)

Investments	Shares	Value
Total United Arab Emirates		$7,647,709
Vietnam - 1.5%
HAGL JSC*	1,242,265	1,080,799
PetroVietnam Technical Service Corp.	864,712	1,065,126
Vietnam Joint Stock Commercial Bank For Industry and Trade	2,212,190	1,944,916

Total Vietnam		4,090,841
TOTAL INVESTMENTS IN SECURITIES - 99.6%
(Cost: $322,180,294)		284,758,525
Other Assets in Excess of Liabilities - 0.4%		1,000,180

Net Assets- 100.0%		$285,758,705

*	Non-income producing security.
#	Fair valued security.
§	Illiquid.

NVDR	Non-Voting Depositary Receipts
PJSC	Private Joint Stock Company

See Notes to Schedules of Investments.

Schedule of Investments (concluded)

EGShares Beyond BRICs ETF

June 30, 2015 (Unaudited)

		% of
Summary by Industry	Value	Net Assets
Basic Materials	$12,218,827	4.3%
Consumer Goods	20,075,919	7.0
Consumer Services	29,102,687	10.2
Financials	107,078,501	37.5
Health Care	4,079,088	1.4
Industrials	24,613,115	8.6
Oil & Gas	16,525,198	5.8
Telecommunications	57,248,411	20.0
Utilities	13,816,779	4.8
Total Investments	284,758,525	99.6
Other Assets in Excess of Liabilities	1,000,180	0.4
Net Assets	$285,758,705	100.0%

See Notes to Schedules of Investments.

Schedule of Investments

EGShares Blue Chip ETF

June 30, 2015 (Unaudited)

Investments	Shares	Value

COMMON STOCKS - 99.6%
Australia - 2.7%
Fortescue Metals Group, Ltd.	145,750	$213,965
Belgium - 3.3%
Anheuser-Busch InBev NV	2,161	258,837
Canada - 3.2%
Finning International, Inc.	13,512	254,233
France - 3.2%
Casino Guichard Perrachon SA	3,275	247,950
Italy - 3.4%
Pirelli & C. SpA	15,700	264,843
Jersey - 3.2%
Randgold Resources, Ltd.	3,660	246,648
Luxembourg - 6.5%
Millicom International Cellular SA	3,522	259,560
Tenaris SA	18,615	250,549

Total Luxembourg		510,109
Netherlands - 6.7%
Akzo Nobel NV	3,700	269,078
NXP Semiconductors NV*	2,590	254,338

Total Netherlands		523,416
Norway - 3.4%
Telenor ASA	12,088	263,962
Portugal - 3.3%
Jeronimo Martins SGPS SA	20,080	257,291
Singapore - 3.4%
Avago Technologies, Ltd.	2,000	265,860
South Africa - 3.6%
Mondi PLC	13,100	282,459
South Korea - 3.5%
LG Chem, Ltd.	1,100	274,642
Switzerland - 6.8%
Givaudan SA*	152	263,160
Swatch Group AG (The)	676	263,369

Total Switzerland		526,529
Taiwan - 10.6%
Catcher Technology Co., Ltd.	22,700	283,985
Delta Electronics, Inc.	50,000	256,040
Largan Precision Co., Ltd.	2,550	291,327

Total Taiwan		831,352
United Kingdom - 6.7%
Noble Corp. PLC	16,560	254,859
Old Mutual PLC	84,194	266,810

Total United Kingdom		521,669
United States - 26.1%
Kansas City Southern	2,843	259,282
Las Vegas Sands Corp.	4,849	254,912
Mead Johnson Nutrition Co.	2,906	262,179
QUALCOMM, Inc.	4,013	251,334
Skyworks Solutions, Inc.	2,518	262,124
Southern Copper Corp.	8,293	243,897
Visteon Corp.*	2,460	258,251
Yum! Brands, Inc.	2,919	262,943

Total United States		2,054,922
TOTAL INVESTMENTS IN SECURITIES - 99.6%
(Cost: $8,056,320)		7,798,687
Other Assets in Excess of Liabilities - 0.4%		30,099

Net Assets- 100.0%		$7,828,786

*	Non-income producing security.

See Notes to Schedules of Investments.

Schedule of Investments (concluded)

EGShares Blue Chip ETF

June 30, 2015 (Unaudited)

		% of
Summary by Sector	Value	Net Assets
Consumer Discretionary	$1,304,318	16.7%
Consumer Staples	1,026,257	13.1
Energy	505,408	6.4
Financials	266,810	3.4
Industrials	513,515	6.6
Information Technology	1,865,008	23.8
Materials	1,793,849	22.9
Telecommunication Services	523,522	6.7
Total Investments	7,798,687	99.6
Other Assets in Excess of Liabilities	30,099	0.4
Net Assets	$7,828,786	100.0%

See Notes to Schedules of Investments.

Schedule of Investments

EGShares Brazil Infrastructure ETF

June 30, 2015 (Unaudited)

Investments	Shares	Value

COMMON STOCKS - 98.7%
Basic Materials - 13.9%
Companhia Siderurgica Nacional SA	334,233	$556,266
Gerdau SA Preference Shares	236,531	570,312
Metalurgica Gerdau SA Preference Shares	163,820	335,930
Usinas Siderurgicas de Minas Gerais SA Preference Shares Class A	263,071	348,909

Total Basic Materials		1,811,417
Health Care - 2.1%
Fleury SA	45,255	266,746
Industrials - 10.0%
Arteris SA	32,144	97,785
CCR SA	133,367	640,131
EcoRodovias Infraestrutura e Logistica SA	119,096	297,127
JSL SA	44,809	155,787
Santos Brasil Participacoes SA	27,521	114,287

Total Industrials		1,305,117
Telecommunications - 13.8%
Oi SA Preference Shares*	221,433	417,005
Telefonica Brasil SA Preference Shares	48,377	678,374
Tim Participacoes SA	212,793	701,455

Total Telecommunications		1,796,834
Utilities - 58.9%
AES Tiete SA Preference Shares	54,713	308,227
Alupar Investimento SA	42,531	227,688
Centrais Eletricas Brasileiras SA Preference Shares Class B	132,512	361,311
Cia de Gas de Sao Paulo COMGAS Preference Shares Class A	7,882	107,837
Cia de Transmissao de Energia Eletrica Paulista Preference Shares	21,237	267,582
Cia Paranaense de Energia Preference Shares Class B	57,553	647,527
Companhia de Saneamento Basico do Estado de Sao Paulo	117,075	621,857
Companhia de Saneamento de Minas Gerais	34,278	151,285
Companhia Energetica de Minas Gerais Preference Shares	143,564	548,116
Companhia Energetica de Sao Paulo Preference Shares Class B	96,117	606,765
CPFL Energia SA	106,128	657,663
EDP - Energias do Brasil SA	155,444	575,959
Equatorial Energia SA	60,402	683,859
Light SA	40,967	223,272
Tractebel Energia SA	58,559	644,519
Transmissora Alianca de Energia Eletrica SA	60,752	402,484
Ultrapar Participacoes SA	30,028	635,089

Total Utilities		7,671,040
RIGHTS - 0.0%**
Utilities - 0.0%**
Cia de Gas de Sao Paulo COMGAS Preference Shares Class A, expiring 7/2/15*
(Cost $0)	133	0
TOTAL INVESTMENTS IN SECURITIES - 98.7%
(Cost: $18,664,856)		12,851,154

Other Assets in Excess of Liabilities - 1.3%		169,385

Net Assets - 100.0%		$13,020,539

*	Non-income producing security.
**	Less than 0.05%.

See Notes to Schedules of Investments.

Schedule of Investments (Consolidated)†

EGShares EM Quality Dividend ETF

June 30, 2015 (Unaudited)

Investments	Shares	Value

COMMON STOCKS - 99.3%
Brazil - 10.4%
Ambev SA	74,340	$457,087
Banco Bradesco SA Preference Shares	48,405	444,097
Cielo SA	38,324	540,612
Itausa - Investimentos Itau SA Preference Shares	162,294	465,503
Klabin SA	83,598	513,741

Total Brazil		2,421,040
China - 19.7%
Agricultural Bank of China, Ltd. Class H*	866,562	466,113
Bank of China, Ltd. Class H	682,004	443,377
Bank of Communications Co., Ltd. Class H	445,711	464,537
China Construction Bank Corp. Class H	538,552	491,832
China Merchants Bank Co., Ltd. Class H	149,754	436,558
China Petroleum & Chemical Corp. Class H	553,948	478,025
CNOOC, Ltd.	336,290	477,158
Industrial and Commercial Bank of China, Ltd. Class H	608,461	483,469
PetroChina Co., Ltd. Class H	402,180	448,737
Sands China, Ltd.	115,735	389,638

Total China		4,579,444
India - 4.1%
Coal India, Ltd.	74,422	492,309
Hero MotoCorp, Ltd.	11,799	467,569

Total India		959,878
Indonesia - 1.8%
PT United Tractors Tbk	274,009	418,746
Kuwait - 2.0%
Mobile Telecommunications Co. KSC	332,681	456,707
Malaysia - 7.7%
British American Tobacco Malaysia Bhd	29,300	481,474
DiGi.Com Bhd	309,400	439,540
Maxis Bhd	242,318	409,108
Public Bank Bhd	90,000	446,541

Total Malaysia		1,776,663
Mexico - 1.9%
Wal-Mart de Mexico SAB de CV	182,774	445,326
Oman - 2.0%
Oman Telecommunications Co. SAOG	102,971	464,098
Philippines - 3.7%
Globe Telecom, Inc.	7,830	435,868
Philippine Long Distance Telephone Co.	6,895	429,695

Total Philippines		865,563
Qatar - 6.2%
Qatar Electricity & Water Co.	8,667	542,692
Qatar Gas Transport Co., Ltd.	73,119	446,194
Qatar National Bank SAQ	8,075	427,784

Total Qatar		1,416,670
Russia - 3.7%
Tatneft OAO ADR	13,990	447,400
Uralkali PJSC GDR*	32,214	413,306

Total Russia		860,706
South Africa - 4.0%
FirstRand, Ltd.	106,881	469,518
Sasol, Ltd.	12,742	472,402

Total South Africa		941,920
South Korea - 3.7%
KT&G Corp.	5,343	454,571
SK Telecom Co., Ltd.	1,803	404,097

Total South Korea		858,668
Taiwan - 16.1%
Advanced Semiconductor Engineering, Inc.	359,311	486,775
Delta Electronics, Inc.	86,816	444,568
Hotai Motor Co., Ltd.	31,884	451,581
MediaTek, Inc.	35,079	479,779
Nan Ya Plastics Corp.	200,380	470,191
Quanta Computer, Inc.	185,654	439,247
Siliconware Precision Industries Co., Ltd.	293,507	449,471
Uni-President Enterprises Corp.	297,196	526,880

Total Taiwan		3,748,492
Thailand - 5.8%
PTT Exploration & Production PCL NVDR	140,800	454,388
PTT PCL NVDR	44,200	469,802
Total Access Communication PCL NVDR	174,200	429,369

Total Thailand		1,353,559
Turkey - 6.5%
Eregli Demir ve Celik Fabrikalari TAS	288,326	467,090
Tupras-Turkiye Petrol Rafinerileri AS*	21,999	557,571
Turk Telekomunikasyon AS	183,872	483,874

Total Turkey		1,508,535
TOTAL INVESTMENTS IN SECURITIES - 99.3%
(Cost: $23,292,130)		23,076,015

Other Assets in Excess of Liabilities - 0.7%		160,869

Net Assets- 100.0%		$23,236,884

†	The Consolidated Schedule of Investments includes the accounts of the wholly owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.
*	Non-income producing security.

ADR	American Depositary Receipts
GDR	Global Depositary Receipts
NVDR	Non-Voting Depositary Receipts
PJSC	Private Joint Stock Company

See Notes to Schedules of Investments.

Schedule of Investments (Consolidated)† (concluded)

EGShares EM Quality Dividend ETF

June 30, 2015 (Unaudited)

		% of
Summary by Sector	Value	Net Assets
Consumer Discretionary	$1,308,788	5.6%
Consumer Staples	2,365,338	10.2
Energy	4,743,986	20.5
Financials	5,039,329	21.7
Industrials	418,746	1.8
Information Technology	2,840,452	12.2
Materials	1,864,328	8.0
Telecommunication Services	3,952,356	17.0
Utilities	542,692	2.3
Total Investments	23,076,015	99.3
Other Assets in Excess of Liabilities	160,869	0.7
Net Assets	$23,236,884	100.0%

See Notes to Schedules of Investments.

Schedule of Investments (Consolidated)†

EGShares Emerging Markets Consumer ETF

June 30, 2015 (Unaudited)

Investments	Shares	Value

COMMON STOCKS - 99.6%
Brazil - 12.5%
Ambev SA ADR	10,428,120	$63,611,532
BRF SA ADR	2,024,206	42,326,148
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Preference Shares ADR	753,039	17,824,433

Total Brazil		123,762,113
Chile - 5.8%
Cencosud SA	6,566,584	15,793,973
Latam Airlines Group SA ADR*	1,980,503	13,942,741
S.A.C.I. Falabella	4,006,271	27,980,564

Total Chile		57,717,278
China - 19.5%
Belle International Holdings, Ltd.	21,363,050	24,607,650
China Mengniu Dairy Co., Ltd.	5,185,380	25,851,486
Ctrip.com International, Ltd. ADR*	479,545	34,824,558
Dongfeng Motor Group Co., Ltd. Class H	13,858,612	18,591,246
Hengan International Group Co., Ltd.	2,896,919	34,415,288
Vipshop Holdings, Ltd. ADR*	1,168,883	26,007,647
Want Want China Holdings, Ltd.	27,657,716	29,254,022

Total China		193,551,897
Colombia - 1.5%
Grupo Nutresa SA	1,654,641	14,575,811
India - 7.3%
Hindustan Unilever, Ltd.	2,583,829	37,195,290
ITC, Ltd.	6,998,898	34,637,291

Total India		71,832,581
Indonesia - 3.7%
PT Astra International Tbk	69,549,704	36,907,118
Malaysia - 5.7%
Genting Bhd	10,359,562	22,130,418
Genting Malaysia Bhd	16,472,235	18,336,440
IOI Corp. Bhd	15,173,502	16,327,702

Total Malaysia		56,794,560
Mexico - 15.7%
Fomento Economico Mexicano SAB de CV Series UBD	5,537,065	49,393,938
Grupo Bimbo SAB de CV Series A*	6,531,122	16,924,437
Grupo Televisa SAB Series CPO	6,399,136	49,800,263
Wal-Mart de Mexico SAB de CV	16,222,773	39,526,508

Total Mexico		155,645,146
Russia - 4.8%
Magnit PJSC GDR	844,389	46,998,692
South Africa - 20.4%
Naspers, Ltd. N Shares	672,679	105,021,664
Shoprite Holdings, Ltd.	1,719,879	24,584,376
Steinhoff International Holdings, Ltd.	8,018,252	50,859,939
Tiger Brands, Ltd.	954,622	22,296,207

Total South Africa		202,762,186
Thailand - 2.7%
CP ALL PCL	19,781,683	27,087,766
TOTAL INVESTMENTS IN SECURITIES - 99.6%
(Cost: $1,009,923,631)		987,635,148

Other Assets in Excess of Liabilities - 0.4%		4,112,482

Net Assets- 100.0%		$991,747,630

†	The Consolidated Schedule of Investments includes the accounts of the wholly owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.
*	Non-income producing security.

ADR	American Depositary Receipts
GDR	Global Depositary Receipts
PJSC	Private Joint Stock Company

See Notes to Schedules of Investments.

Schedule of Investments (Consolidated)† (concluded)

EGShares Emerging Markets Consumer ETF

June 30, 2015 (Unaudited)

		% of
Summary by Industry	Value	Net Assets
Consumer Goods	$517,775,105	52.2%
Consumer Services	469,860,043	47.4
Total Investments	987,635,148	99.6
Other Assets in Excess of Liabilities	4,112,482	0.4
Net Assets	$991,747,630	100.0%

See Notes to Schedules of Investments.

Schedule of Investments (Consolidated)†

EGShares Emerging Markets Core ETF

June 30, 2015 (Unaudited)

Investments	Shares	Value

COMMON STOCKS - 99.4%
Brazil - 9.7%
Ambev SA ADR	12,193	$74,377
Banco Bradesco SA Preference Shares ADR	6,921	63,396
BRF SA ADR	3,584	74,941
Cia Energética de Minas Gerais ADR	16,644	63,414
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Preference Shares ADR	2,590	61,306
Embraer SA ADR	2,354	71,303
Itau Unibanco Holding SA Preference Shares ADR	5,326	58,320
Petroleo Brasileiro SA ADR*	7,794	70,536
Vale SA ADR	9,504	55,979

Total Brazil		593,572
Chile - 4.7%
Empresa Nacional de Electricidad SA ADR	1,590	65,905
Enersis SA ADR	4,426	70,064
Latam Airlines Group SA ADR*	9,079	63,916
S.A.C.I. Falabella	10,937	76,386

Total Chile		276,271
China - 17.6%
AAC Technologies Holdings, Inc.	5,101	28,819
Baidu, Inc. ADR*	108	21,501
Bank of China, Ltd. Class H	66,648	43,328
Belle International Holdings, Ltd.	20,020	23,061
China Construction Bank Corp. Class H	38,743	35,382
China Everbright International, Ltd.	14,366	25,758
China Life Insurance Co., Ltd. Class H ADR	1,931	42,019
China Merchants Holdings International Co., Ltd.	9,099	39,025
China Mobile, Ltd. ADR	535	34,288
China Overseas Land & Investment, Ltd.	10,938	38,588
China Pacific Insurance Group Co., Ltd. Class H	5,692	27,313
China Resources Land, Ltd.	7,818	25,362
China Unicom Hong Kong, Ltd. ADR	1,734	27,224
CITIC, Ltd.	13,627	24,432
CNOOC, Ltd.	13,450	19,084
COSCO Pacific, Ltd.	20,488	27,802
Country Garden Holdings Co., Ltd.	45,026	19,805
Ctrip.com International, Ltd. ADR*	515	37,399
Digital China Holdings, Ltd.	18,997	25,631
Dongfeng Motor Group Co., Ltd. Class H	22,516	30,205
GCL-Poly Energy Holdings, Ltd.*	78,397	18,101
Haier Electronics Group Co., Ltd.*	9,189	24,772
Hanergy Thin Film Power Group, Ltd. # * §	60,421	15,237
Hengan International Group Co., Ltd.	2,343	27,835
Industrial and Commercial Bank of China, Ltd. Class H	44,505	35,363
Lenovo Group, Ltd.	19,275	26,703
Mindray Medical International, Ltd. ADR	854	24,339
NetEase, Inc. ADR	257	37,230
New Oriental Education & Technology Group, Inc. ADR*	1,131	27,732
PICC Property & Casualty Co., Ltd. Class H	6,852	15,609
Ping An Insurance Group Co. of China, Ltd. Class H	1,677	22,648
Semiconductor Manufacturing International Corp.*	339,748	37,251
Shunfeng International Clean Energy, Ltd.*	23,204	12,870
Sihuan Pharmaceutical Holdings Group, Ltd. # §	19,919	6,041
Sinopharm Group Co. Class H	8,840	39,282
Tencent Holdings, Ltd.	1,303	26,001
Want Want China Holdings, Ltd.	27,812	29,417
ZTE Corp. Class H	12,947	32,933

Total China		1,055,390

Colombia - 1.0%
Grupo de Inversiones Suramericana SA	4,138	58,928
Czech Republic - 1.1%
CEZ AS	2,796	64,913
India - 14.1%
Dr. Reddy's Laboratories, Ltd.	1,340	74,900
Hindustan Unilever, Ltd.	5,680	81,766
Infosys, Ltd. ADR	3,924	62,195
ITC, Ltd.	13,087	64,767
Mahindra & Mahindra, Ltd.	3,659	73,683
NTPC, Ltd.	31,845	68,836
Reliance Industries, Ltd.	4,894	76,861
Sun Pharmaceutical Industries, Ltd.	6,114	83,971
Tata Consultancy Services, Ltd.	1,734	69,462
Tata Motors, Ltd. ADR	1,733	59,736
Wipro, Ltd.	7,834	67,256
Zee Entertainment Enterprises, Ltd.	11,879	68,629

Total India		852,062
Indonesia - 3.1%
PT Astra International Tbk	114,163	60,582
PT Telekomunikasi Indonesia Persero Tbk ADR	1,328	57,622
PT Unilever Indonesia Tbk	22,924	67,917

Total Indonesia		186,121
Malaysia - 3.9%
Genting Bhd	26,000	55,542
Genting Malaysia Bhd	59,000	65,677
Sime Darby Bhd	25,300	57,131
Tenaga Nasional Bhd	17,900	59,967

Total Malaysia		238,317
Mexico - 11.4%
Alfa SAB de CV Class A	34,923	66,838
America Movil SAB de CV Series L ADR	3,326	70,877
Cemex SAB de CV Series CPO*	65,128	59,812
Fibra Uno Administracion SA de CV	23,785	56,557
Fomento Economico Mexicano SAB de CV ADR	792	70,559
Grupo Aeroportuario del Sureste SAB de CV Class B	5,897	83,889
Grupo Mexico SAB de CV Series B	20,928	63,195
Grupo Televisa SAB ADR	1,650	64,053
Kimberly-Clark de Mexico SAB de CV Class A	28,499	61,609
Wal-Mart de Mexico SAB de CV	32,586	79,395

Total Mexico		676,784
Philippines - 3.9%
Ayala Land, Inc.	96,200	79,580
Jollibee Foods Corp.	17,720	77,537
SM Investments Corp.	4,040	80,191

Total Philippines		237,308
Poland - 1.8%
LPP SA	25	44,189
Powszechny Zaklad Ubezpieczen SA	568	65,342

Total Poland		109,531
Russia - 7.4%
Gazprom OAO ADR	11,736	60,440
Lukoil OAO ADR	1,297	57,075
Magnit PJSC GDR	1,307	72,748
MMC Norilsk Nickel OJSC ADR	4,429	74,717
Mobile TeleSystems OJSC ADR	6,466	63,237
Sberbank of Russia ADR	10,241	53,458
Uralkali PJSC GDR*	5,817	74,632

Total Russia		456,307

See Notes to Schedules of Investments.

Schedule of Investments (Consolidated)†

EGShares Emerging Markets Core ETF

June 30, 2015 (Unaudited)

Investments	Shares	Value

South Africa - 15.5%
AngloGold Ashanti, Ltd. ADR*	5,152	$46,110
Aspen Pharmacare Holdings, Ltd.*	1,831	54,307
Bidvest Group, Ltd.	2,093	53,137
FirstRand, Ltd.	14,695	64,554
Life Healthcare Group Holdings, Ltd.	20,845	64,453
MTN Group, Ltd.	2,724	51,337
Naspers, Ltd. N Shares	570	88,991
Netcare, Ltd.	22,267	70,226
Remgro, Ltd.	2,787	58,767
Sanlam, Ltd.	10,374	56,700
Sasol, Ltd. ADR	1,686	62,483
Shoprite Holdings, Ltd.	4,001	57,191
Steinhoff International Holdings, Ltd.	11,380	72,184
Tiger Brands, Ltd.	2,112	49,328
Woolworths Holdings, Ltd.	10,486	85,182

Total South Africa		934,950
Thailand - 1.2%
BEC World PCL NVDR	64,100	71,169
Turkey - 2.1%
Arcelik AS	12,256	66,564
Haci Omer Sabanci Holding AS	15,842	59,725

Total Turkey		126,289
United Arab Emirates - 0.9%
Emaar Properties PJSC	25,041	53,723
TOTAL INVESTMENTS IN SECURITIES - 99.4%
(Cost: $6,165,628)		5,991,635

Other Assets in Excess of Liabilities - 0.6%		38,061

Net Assets- 100.0%		$6,029,696

†	The Consolidated Schedule of Investments includes the accounts of the wholly owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.
*	Non-income producing security.
#	Fair valued security.
§	Illiquid.

ADR	American Depositary Receipts
GDR	Global Depositary Receipts
NVDR	Non-Voting Depositary Receipts
PJSC	Private Joint Stock Company

See Notes to Schedules of Investments.

Schedule of Investments (Consolidated)†

EGShares Emerging Markets Core ETF

June 30, 2015 (Unaudited)

		% of
Summary by Sector	Value	Net Assets
Consumer Discretionary	$1,173,273	19.4%
Consumer Staples	873,156	14.5
Energy	346,479	5.8
Financials	1,034,467	17.2
Health Care	417,519	6.9
Industrials	593,422	9.9
Information Technology	481,190	8.0
Materials	374,445	6.2
Telecommunication Services	304,585	5.0
Utilities	393,099	6.5
Total Investments	5,991,635	99.4
Other Assets in Excess of Liabilities	38,061	0.6
Net Assets	$6,029,696	100.0%

See Notes to Schedules of Investments.

Schedule of Investments (Consolidated)†

EGShares Emerging Markets Domestic Demand ETF

June 30, 2015 (Unaudited)

Investments	Shares	Value

COMMON STOCKS - 99.4%
Brazil - 9.9%
Ambev SA ADR	306,853	$1,871,803
BRF SA ADR	42,906	897,165
Cia Energética de Minas Gerais ADR	72,143	274,865
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Preference Shares ADR	10,914	258,334
Telefonica Brasil SA ADR	32,331	450,371

Total Brazil		3,752,538
Chile - 1.2%
Enersis SA ADR	29,228	462,679
China - 19.6%
Belle International Holdings, Ltd.	425,877	490,559
China Mengniu Dairy Co., Ltd.	83,591	416,739
China Mobile, Ltd.	143,649	1,839,029
China Resources Power Holdings Co., Ltd.	130,144	363,444
China Telecom Corp., Ltd. Class H	1,091,439	640,570
China Unicom Hong Kong, Ltd.	376,241	592,081
Ctrip.com International, Ltd. ADR*	14,018	1,017,987
Hengan International Group Co., Ltd.	51,672	613,862
Tingyi Cayman Islands Holding Corp.	126,568	258,604
Vipshop Holdings, Ltd. ADR*	30,305	674,286
Want Want China Holdings, Ltd.	458,748	485,225

Total China		7,392,386
Hong Kong - 0.8%
WH Group Ltd. 144A*	469,054	319,457
India - 11.3%
Bharti Airtel, Ltd.	103,465	682,482
Hindustan Unilever, Ltd.	46,638	671,373
ITC, Ltd.	126,583	626,455
Mahindra & Mahindra, Ltd.	29,989	603,900
Sun Pharmaceutical Industries, Ltd.	80,226	1,101,848
Tata Motors, Ltd. ADR	17,576	605,845

Total India		4,291,903
Indonesia - 6.0%
PT Astra International Tbk	1,973,894	1,047,463
PT Perusahaan Gas Negara Persero Tbk	1,039,469	336,419
PT Telekomunikasi Indonesia Persero Tbk ADR	20,077	871,141

Total Indonesia		2,255,023
Malaysia - 4.5%
Axiata Group Bhd	298,400	506,165
Genting Bhd	217,800	465,271
Tenaga Nasional Bhd	219,600	735,686

Total Malaysia		1,707,122
Mexico - 17.1%
America Movil SAB de CV Series L ADR	91,087	1,941,064
Coca-Cola Femsa SAB de CV ADR	3,285	260,993
El Puerto de Liverpool SAB de CV	50,692	586,504
Fomento Economico Mexicano SAB de CV ADR	13,759	1,225,789
Grupo Televisa SAB ADR	41,691	1,618,445
Wal-Mart de Mexico SAB de CV	355,176	865,380

Total Mexico		6,498,175
Philippines - 1.0%
Philippine Long Distance Telephone Co. ADR	5,905	367,881
Russia - 4.0%
Magnit PJSC GDR	19,537	1,087,430
Mobile TeleSystems OJSC ADR	40,677	397,821

Total Russia		1,485,251
South Africa - 20.8%
Aspen Pharmacare Holdings, Ltd.*	21,359	633,498
MTN Group, Ltd.	103,024	1,941,607
Naspers, Ltd. N Shares	12,576	1,963,422
Shoprite Holdings, Ltd.	23,874	341,261
Steinhoff International Holdings, Ltd.	269,858	1,711,715
Tiger Brands, Ltd.	12,307	287,443
Vodacom Group, Ltd.	41,024	468,788
Woolworths Holdings, Ltd.	72,262	587,014

Total South Africa		7,934,748
Thailand - 2.6%
Advanced Info Service PCL	86,400	613,936
CP ALL PCL NVDR	279,500	382,729

Total Thailand		996,665
Turkey - 0.6%
BIM Birlesik Magazalar AS	14,106	252,739
TOTAL INVESTMENTS IN SECURITIES - 99.4%
(Cost: $35,986,172)		37,716,567
Other Assets in Excess of Liabilities - 0.6%		219,437

Net Assets- 100.0%		$37,936,004

†	The Consolidated Schedule of Investments includes the accounts of the wholly owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.
*	Non-income producing security.
144A	Series 144A securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, Series 144A securities are deemed to be liquid. At June 30, 2015, the net value of these securities was $319,457, representing 0.84% of net assets.
ADR	American Depositary Receipts
GDR	Global Depositary Receipts
NVDR	Non-Voting Depositary Receipts
PJSC	Private Joint Stock Company

See Notes to Schedules of Investments.

Schedule of Investments (Consolidated)† (concluded)

EGShares Emerging Markets Domestic Demand ETF

June 30, 2015 (Unaudited)

		% of
Summary by Sector	Value	Net Assets
Consumer Discretionary	$11,372,411	30.0%
Consumer Staples	11,122,781	29.3
Health Care	1,735,346	4.6
Telecommunication Services	11,312,936	29.8
Utilities	2,173,093	5.7
Total Investments	37,716,567	99.4
Other Assets in Excess of Liabilities	219,437	0.6
Net Assets	$37,936,004	100.0%

See Notes to Schedules of Investments.

Schedule of Investments (Consolidated)†

EGShares India Consumer ETF

June 30, 2015 (Unaudited)

Investments	Shares	Value

COMMON STOCKS - 99.6%
Consumer Goods - 74.8%
Apollo Tyres, Ltd.	497,878	$1,331,089
Bajaj Auto, Ltd.	105,566	4,213,937
Bosch, Ltd.*	9,468	3,249,020
Dabur India, Ltd.	864,097	3,800,778
Emami, Ltd.	109,137	1,987,620
Exide Industries, Ltd.	804,904	1,874,486
GlaxoSmithKline Consumer Healthcare, Ltd.	18,017	1,774,539
Godrej Consumer Products, Ltd.	200,472	3,894,849
Hero MotoCorp, Ltd.	82,937	3,286,613
Hindustan Unilever, Ltd.	262,940	3,785,130
Marico, Ltd.	457,311	3,229,113
Motherson Sumi Systems, Ltd.	509,281	4,148,305
MRF, Ltd.	5,322	2,860,813
Nestle India, Ltd.	33,955	3,387,075
Page Industries, Ltd.	8,921	2,117,512
Procter & Gamble Hygiene & Health Care, Ltd.	15,623	1,676,872
Tata Global Beverages, Ltd.	672,425	1,395,958
TVS Motor Co., Ltd.	366,865	1,406,277
United Breweries, Ltd.	117,423	1,722,714
United Spirits, Ltd.*	67,733	3,596,241
Whirlpool of India, Ltd.*	48,042	561,106

Total Consumer Goods		55,300,047
Consumer Services - 10.8%
Dish TV India, Ltd.*	505,755	844,646
Indian Hotels Co., Ltd.*	805,392	1,155,348
Jubilant Foodworks, Ltd.*	50,768	1,480,906
Sun TV Network, Ltd.	186,694	828,220
Zee Entertainment Enterprises, Ltd.	629,080	3,634,399

Total Consumer Services		7,943,519
Industrials - 14.0%
Bharat Forge, Ltd.	206,471	3,447,398
Mahindra & Mahindra, Ltd.	192,041	3,867,207
Tata Motors, Ltd.	446,414	3,043,509

Total Industrials		10,358,114

TOTAL INVESTMENTS IN SECURITIES - 99.6%
(Cost: $70,389,712)		73,601,680

Other Assets in Excess of Liabilities - 0.4%		327,530

Net Assets - 100.0%		$73,929,210

†	The Consolidated Schedule of Investments includes the accounts of the wholly owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.
*	Non-income producing security.

See Notes to Schedules of Investments.

Schedule of Investments (Consolidated)†

EGShares India Infrastructure ETF

June 30, 2015 (Unaudited)

Investments	Shares	Value

COMMON STOCKS - 99.9%
Basic Materials - 9.3%
NMDC, Ltd.	1,009,169	$1,881,099
Tata Steel, Ltd.	315,765	1,510,396
Vedanta Ltd.	596,913	1,632,418

Total Basic Materials		5,023,913
Consumer Goods - 9.1%
Aditya Birla Nuvo, Ltd.	77,089	2,162,802
Cummins India, Ltd.	195,098	2,746,783

Total Consumer Goods		4,909,585
Consumer Services - 1.6%
Dish TV India, Ltd.*	512,298	855,573
Financials - 0.5%
Unitech, Ltd.*	2,264,514	282,709
Industrials - 39.7%
ABB India, Ltd.	74,378	1,546,778
Adani Ports and Special Economic Zone, Ltd.	634,733	3,069,006
Ambuja Cements, Ltd.	828,153	2,989,830
Bharat Heavy Electricals, Ltd.	821,935	3,199,712
Engineers India, Ltd.	148,388	529,890
Havells India, Ltd.	286,776	1,272,884
IRB Infrastructure Developers, Ltd.	166,045	608,719
Jaiprakash Associates, Ltd.*	1,643,695	287,801
Mahindra & Mahindra, Ltd.	129,195	2,601,652
Siemens, Ltd.	125,894	2,666,648
Tata Motors, Ltd.	372,662	2,540,691

Total Industrials		21,313,611
Oil & Gas - 4.5%
GAIL India, Ltd.	389,910	2,401,424
Telecommunications - 18.5%
Bharti Airtel, Ltd.	472,335	3,115,646
Bharti Infratel, Ltd.	422,869	2,968,317
Idea Cellular, Ltd.	1,131,181	3,129,044
Tata Communications, Ltd.	99,245	690,569

Total Telecommunications		9,903,576
Utilities - 16.7%
CESC, Ltd.*	77,802	682,661
GMR Infrastructure, Ltd.	2,045,738	449,754
NHPC, Ltd.	3,517,790	1,082,737
NTPC, Ltd.	1,255,205	2,713,238
Reliance Infrastructure, Ltd.	186,290	1,136,375
Reliance Power, Ltd.*	957,782	674,568
Tata Power Co., Ltd.	1,879,502	2,188,522

Total Utilities		8,927,855

TOTAL INVESTMENTS IN SECURITIES - 99.9%
(Cost: $53,893,202)		53,618,246

Other Assets in Excess of Liabilities - 0.1%		56,284

Net Assets - 100.0%		$53,674,530

†	The Consolidated Schedule of Investments includes the accounts of the wholly owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.
*	Non-income producing security.

See Notes to Schedules of Investments.

Schedule of Investments (Consolidated)†

EGShares India Small Cap ETF

June 30, 2015 (Unaudited)

Investments	Shares	Value

COMMON STOCKS - 99.5%
Basic Materials - 4.6%
Jindal Saw, Ltd.	175,000	$161,040
Monsanto India, Ltd.	5,000	221,082
Nagarjuna Fertilizers & Chemicals, Ltd. * # §	582,385	9,145
Rashtriya Chemicals & Fertilizers, Ltd.	130,000	111,566
SRF, Ltd.	35,000	677,273

Total Basic Materials		1,180,106
Consumer Goods - 10.5%
Alok Industries, Ltd.*	1,005,000	101,794
Amtek Auto, Ltd.	130,000	325,000
Bombay Dyeing & Manufacturing Co., Ltd.	115,000	132,734
CCL Products India, Ltd.	85,000	241,599
Ceat, Ltd.	23,675	246,193
Delta Corp., Ltd.	158,538	180,123
JBF Industries, Ltd.	40,000	160,584
JK Tyre & Industries, Ltd.	130,000	166,481
Mahindra CIE Automotive, Ltd.*	90,000	324,780
Marico Kaya Enterprises, Ltd. * # §	5,000	121,471
PC Jeweller, Ltd.	60,000	361,997
Raymond, Ltd.	45,000	329,338

Total Consumer Goods		2,692,094
Consumer Services - 4.4%
Cox & Kings, Ltd.	105,000	387,237
Jet Airways India, Ltd.*	65,962	291,846
TV18 Broadcast, Ltd.*	765,000	443,287

Total Consumer Services		1,122,370
Financials - 26.2%
Allahabad Bank	257,917	351,355
Andhra Bank	273,510	292,065
DCB Bank, Ltd.*	275,000	562,696
Dewan Housing Finance Corp., Ltd.	95,000	627,987
Housing Development & Infrastructure, Ltd.*	304,765	440,540
IFCI, Ltd.	889,851	360,524
Indiabulls Real Estate, Ltd.*	299,171	268,023
Indian Overseas Bank*	370,000	215,272
Jammu & Kashmir Bank, Ltd. (The)	270,000	426,539
Karnataka Bank, Ltd. (The)	222,056	504,926
Manappuram Finance, Ltd.	655,000	290,060
Oriental Bank of Commerce	147,711	389,226
PTC India Financial Services, Ltd.	270,000	189,738
SKS Microfinance, Ltd.*	134,705	987,230
Syndicate Bank	240,303	370,756
UCO Bank	268,261	223,481
Unitech, Ltd.*	1,544,986	192,881

Total Financials		6,693,299
Health Care - 2.4%
Granules India, Ltd.	120,000	159,234
Marksans Pharma, Ltd.	220,000	220,242
Suven Life Sciences, Ltd.	60,000	220,006

Total Health Care		599,482
Industrials - 24.9%
BEML, Ltd.	22,500	427,882
Century Textiles & Industries, Ltd.	65,171	721,712
Engineers India, Ltd.	120,000	428,518
Escorts, Ltd.	80,919	152,740
Gateway Distriparks, Ltd.	85,000	457,636
Gati, Ltd.	65,000	170,258
Hindustan Construction Co., Ltd.*	415,000	161,946
India Cements, Ltd.*	255,000	377,414
IRB Infrastructure Developers, Ltd.	104,411	382,769
Jain Irrigation Systems, Ltd.	365,000	383,170
Jaiprakash Associates, Ltd.*	1,646,847	288,353
JK Lakshmi Cement, Ltd.	75,000	409,155
NCC, Ltd.	455,000	561,962
Sintex Industries, Ltd.	259,890	409,955
Texmaco Rail & Engineering, Ltd.	115,000	224,925
Timken India, Ltd.	20,000	181,250
Voltas, Ltd.	126,200	624,857

Total Industrials		6,364,502
Oil & Gas - 7.3%
Aban Offshore, Ltd.	36,425	173,202
Gujarat State Petronet, Ltd.	410,000	763,921
Suzlon Energy, Ltd.*	2,670,000	930,810

Total Oil & Gas		1,867,933
Technology - 8.9%
Astra Microwave Products, Ltd.	80,000	136,055
Hexaware Technologies, Ltd.	102,165	409,831
Himachal Futuristic Communications, Ltd.*	905,000	164,145
KPIT Technologies, Ltd.	150,000	219,418
Polaris Consulting & Services, Ltd.	80,000	198,178
Redington India, Ltd.	400,000	606,470
Rolta India, Ltd.	95,000	150,452
Tata Elxsi, Ltd.	20,052	378,730

Total Technology		2,263,279
Utilities - 10.3%
BF Utilities, Ltd.*	15,243	135,710
GMR Infrastructure, Ltd.	1,972,794	433,717
Gujarat Gas Co., Ltd. * # §	40,000	468,342
Indraprastha Gas, Ltd.	90,000	590,484
Jaiprakash Power Ventures, Ltd.*	1,200,000	126,256
PTC India, Ltd.	290,000	312,861
Torrent Power, Ltd.	260,000	571,608

Total Utilities		2,638,978

TOTAL INVESTMENTS IN SECURITIES - 99.5%
(Cost: $29,921,563)		25,422,043

Other Assets in Excess of Liabilities - 0.5%		120,832

Net Assets - 100.0%		$25,542,875

†	The Consolidated Schedule of Investments includes the accounts of the wholly owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.
*	Non-income producing security.
#	Fair valued security.
§	Illiquid.

See Notes to Schedules of Investments.

NOTES TO SCHEDULES OF INVESTMENTS

(Unaudited)

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

The subcategories within this schedule of investments depict country of risk consistent with other funds in the fund family and may not depict the same countries disclosed in certain marketing materials.

FEDERAL INCOME TAX MATTERS

For the period ended June 30, 2015, federal tax cost of investments and net unrealized appreciation (depreciation) was as follows:

Funds	Federal Tax Cost of Investments*	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
EGShares Beyond BRICs ETF	$325,545,940	$8,518,047	$(49,305,462)	(40,787,415)
EGShares Blue Chip ETF	8,073,417	662,983	(937,713)	(274,730)
EGShares Brazil Infrastructure ETF	20,742,550	469,773	(8,361,169)	(7,891,396)
EGShares EM Quality Dividend ETF	23,299,398	1,217,220	(1,440,603)	(223,383)
EGShares Emerging Markets Consumer ETF	1,024,581,753	140,576,737	(177,523,342)	(36,946,605)
EGShares Emerging Markets Core ETF	6,174,648	556,609	(739,622)	(183,013)
EGShares Emerging Markets Domestic Demand ETF	36,294,815	3,484,205	(2,062,453)	1,421,752
EGShares India Consumer ETF	70,959,210	6,036,285	(3,393,815)	2,642,470
EGShares India Infrastructure ETF	59,879,475	6,067,947	(12,329,176)	(6,261,229)
EGShares India Small Cap ETF	30,295,114	1,388,094	(6,261,165)	(4,873,071)

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the ETFs’ previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements in the ETFs’ most recent annual report.

FAIR VALUE MEASUREMENT

Financial Accounting Standards Board’s Accounting Standards Codification, Section 820-10, Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement. Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the ETFs’ investments. These inputs are summarized in three broad levels as follows:

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the ETFs’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The ETFs have adopted the Accounting Standard Update, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose: i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements for Level 2 or Level 3 positions; ii) transfers between all levels (including Level 1 and Level 2) are required to be disclosed on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer; and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 roll forward rather than as one net number.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following summarizes inputs used as of June 30, 2015 in valuing the ETF’s assets and liabilities carried at fair value:

	Assets
	Level 1	Level 2	Level 3
Funds	Common Stocks		Common Stocks	Total
EGShares Beyond BRICs ETF*	$284,758,525	$-	$-	$284,758,525
EGShares Blue Chip ETF*	7,798,687	-	-	7,798,687
EGShares Brazil Infrastructure ETF**	12,851,154	-	-	12,851,154
EGShares EM Quality Dividend ETF*	23,076,015	-	-	23,076,015
EGShares Emerging Markets Consumer ETF*	987,635,148	-	-	987,635,148
EGShares Emerging Markets Core ETF*	5,970,357	-	21,278	5,991,635
EGShares Emerging Markets Domestic Demand ETF*	37,716,567	-	-	37,716,567
EGShares India Consumer ETF**	73,601,680	-	-	73,601,680
EGShares India Infrastructure ETF**	53,618,246	-	-	53,618,246
EGShares India Small Cap ETF**	25,412,898	-	9,145	25,422,043

*	Please refer to the schedule/consolidated schedule of investments to view securities segregated by country.
**	Please refer to the schedule/consolidated schedule of investments to view securities segregated by industry type.

During the period ended June 30, 2015, there were no transfers between Level 1and Level 2. Reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining the fair value during the period ended June 30, 2015:

	EGShares	EGShares	EGShares
	Emerging Markets Core ETF	Emerging Markets Core ETF	India Small Cap ETF
	Common Stocks	Common Stocks	Common Stocks
	China	China	India
	Healthcare	Information Technology	Basic Materials
Balance as of March 31, 2015	$-	$-	$9,306
Realized gain (loss)	-	-	-
Change in unrealized appreciation (depreciation)	-	-	(161)
Purchases	-	-	-
Sales	-	-	-
Transfers into Level 3 [1]	6,041	15,237	-
Transfers out of Level 3 [2]	-	-	-
Balance as of June 30, 2015	$6,041	$15,237	$9,145
Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2015 is:	$-	$-	$(161)

1 Transfers into Level 3 are as a result of the unavailability of a quoted price in an active market for an identical investment or the unavailability of other significant observable inputs.

2 Transfers out of Level 3 are as a result of the availability of a quoted price in an active market for an identical investment or the availability of other significant observable inputs.

To estimate fair value, the Trust’s Valuation Committee (the “Committee”) followed procedures established by the Board. The significant inputs for the valuation methodology for the EGShares India Small Cap ETF and EGShares Emerging Markets Core ETF, after consideration of quantitative and fundamental factors, was an illiquidity discount. In addition to the illiquidity discount, the change in value of a comparable benchmark was utilized in fair valuing the Healthcare security held within the EGShares Emerging Markets Core ETF.

Each Fund values its investments at fair value pursuant to procedures adopted by the Board if (1) market quotations are insufficient or not readily available or (2) Emerging Global Advisors, LLC (“EGA”) believes that the values available are unreliable. The Committee performs certain functions as they relate to the administration and oversight of the Funds’ valuation procedures. Under these procedures, the Committee convenes on a regular and ad-hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value.

In determining fair valuations, inputs may include market-based analytics, which may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information. Discounts may be applied based on the nature or duration of any restrictions on the disposition of the investments. The Committee performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.

Due to the inherent uncertainty of valuations, fair values may differ significantly from the values that would have been used had an active market existed. Fair valuation could result in a different NAV than a NAV determined by using market quotes.

The following is a summary of the significant unobservable inputs used as of June 30, 2015 in valuing Level 3 securities:

Value of
EGShares				Unobservable
Emerging Markets Core ETF	Fair Value	Valuation Technique	Unobservable Input	Inputs
Investments in Securities
Common Stocks
China	$6,041	Adjustment to market	Change in value of a	6.62%, 50.00%
Healthcare		based on duration of	comparable benchmark
		fair value event,	and Illiquidity Discount
the change in value of
a comparable benchmark
and illiquidity discount

Value of
EGShares				Unobservable
Emerging Markets Core ETF	Fair Value	Valuation Technique	Unobservable Input	Inputs
Investments in Securities
Common Stocks
China	$15,237	Adjustment to market	Illiquidity	50.00%
Information Technology		based on duration of	Discount
fair value event
and illiquidity discount

Value of
EGShares				Unobservable
India Small Cap ETF	Fair Value	Valuation Technique	Unobservable Input	Inputs
Investments in Securities
Common Stocks
India	$9,145	Adjustment to market	Illiquidity	88.40%
Basic Materials		based on duration of	Discount
fair value event
and illiquidity discount

Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. A significant increase (decrease) in the comparable benchmark may result in a corresponding increase (decrease) in fair value. A significant increase (decrease) in the illiquidity discount may result in a corresponding decrease (increase) in fair value.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  EGA Emerging Global Shares Trust

By (Signature and Title)* /s/ Robert C. Holderith

Robert C. Holderith, President

(principal executive officer)

Date August 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Robert C. Holderith

Robert C. Holderith, President

(principal executive officer)

Date August 21, 2015

By (Signature and Title)* /s/ Susan M. Ciccarone

Susan M. Ciccarone, Chief Financial Officer

(principal financial officer)

Date August 21, 2015

* Print the name and title of each signing officer under his or her signature.